Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash Flows from Operating Activities
Net income	$ 4,060	$ 3,564
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	360	347
Net (accretion) amortization of discounts and premiums on securities	(188)	(99)
Deferred income taxes	(61)	5
(Recovery of) provision for credit losses	169	(212)
Increase in accrued interest receivable	(210)	(229)
Increase in accrued interest payable	591	1,054
Increase in cash surrender value of bank owned life insurance	(192)	(181)
Realized loss on sale of foreclosed real estate	6	0
Increase in unrealized loss on marketable equity securities	112	75
Origination of loans held for sale	(3,462)	(2,049)
Proceeds from loans sold	3,424	2,099
Gain on sale of loans	(75)	(50)
Gain on sale of premises and equipment	4	(2)
Change in other assets and liabilities, net	(199)	(80)
Net Cash Provided by Operating Activities	4,339	4,242
Cash Flows from Investing Activities
Purchases	(10,407)	(4,066)
Proceeds from paydowns, maturities and calls	11,749	13,588
Net increase in loans	(22,843)	(12,840)
Decrease of interest-bearing time deposits	5,439	249
Decrease (Increase) in restricted investments in bank stock	(170)	671
Proceeds from sale of premises and equipment	0	37
Proceeds from sale of foreclosed real estate	50	0
Purchase of bank owned life insurance	0	(1,100)
Purchases of premises and equipment	(193)	(173)
Net Cash Used in Investing Activities	(16,375)	(3,634)
Cash Flows from Financing Activities
Increase (decrease) in deposits	23,803	16,261
Proceeds from Federal Home Loan Bank advances	2,000	4,000
Repayment of Federal Home Loan Bank advances	(1,200)	(19,897)
Proceeds from Federal Reserve Bank borrowings	0	9,500
Increase in Federal Funds purchased	(435)	0
Decrease in repurchase agreements	(151)	(398)
Dividends paid on common stock	(1,338)	(1,298)
Net Cash Provided by (Used In) Financing Activities	22,679	8,168
Net increase (decrease) in cash and cash equivalents	10,643	8,776
Cash and Cash Equivalents, Beginning of Year	12,206	10,540
Cash and Cash Equivalents, End of Year	22,849	19,316
Supplementary Cash Flows Information
Interest paid	6,615	4,190
Income taxes paid	620	600
Supplementary Disclosure of Noncash Transactions
Other real estate acquired in settlement of loans	0	56
Decrease in maximum cash obligation related to ESOP shares	$ 188	$ (279)